FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in fair value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement of warrant liability
Warrant liability reclassified to additional paid in capital	$ 296,362	$ 12,410,730
Bridge Financing Warrants
Movement of warrant liability
Beginning Balance		0
Warrant value at issuance (recorded as warrant liability expense)		3,783,079
Change in Fair value of warrants		8,627,651
Reclassification of warrant liability to an equity instrument		(12,410,730)
Reclassification of warrant liability to an equity instrument	12,400,000
2020 Notes Warrants
Movement of warrant liability
Beginning Balance	373,599	0
Warrant value at issuance (recorded as warrant liability expense)		894,113
Change in Fair value of warrants	(77,237)	(520,514)
Reclassification of warrant liability to an equity instrument	(296,362)
Ending Balance		$ 373,599
Warrant liability reclassified to additional paid in capital	$ 296,362